United
                    High Income
                    Fund II, Inc.

                    SEMIANNUAL
                    REPORT
                    ---------------------------------------
                    For the six months ended March 31, 1997

This report is submitted for the general information of the shareholders of United High Income Fund II, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund II, Inc. current prospectus.

PRESIDENT'S LETTER
MARCH 31, 1997



Dear Shareholder:

     As President of your Fund, I would like to thank you for your continued confidence in our products and services. Our goal to provide the best service possible to our shareholders has not changed since we opened our doors nearly 60 years ago. Waddell & Reed's team of professionals, including the Fund's manager, our customer service representatives and your personal account representative continue to strive to meet your financial needs.

     Waddell & Reed plays a special role in the investment industry. We take pride in being one of the few financial services firms committed to locally based account representatives who provide the personal service you need. When you're ready to evaluate your financial plan to keep up with life's changes, or to find an answer to a financial question that you may have, your representative is ready to assist you--when you need it. He or she is available to help you plan for your retirement, fund a child's education or make plans for other long-term financial goals.

     All of us are committed to helping you meet the financial goals that are important to you. This is accomplished by our offering investment products to meet a variety of personal financial objectives, along with the personal service to make the investment process more convenient and accessible.

     We want to continue to meet your financial needs for many years to come. Should you have any questions about your account or other financial issues that are important to you, contact your personal account representative or your local Waddell & Reed office. They're ready to help you make the most of your financial future.

Respectfully,
Keith A. Tucker
President

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United High Income Fund II, Inc.

PORTFOLIO STRATEGY:
Invests generally in High- OBJECTIVE:   High level of current
Risk, High-Yield Fixed Income           income, by investing
Securities                              primarily in a diversified portfolio of
Maximum 20% Common Stock                high-yield, high-risk fixed income
                                        securities, with a secondary objective
                                        of capital growth when consistent
                                        with the primary objective.

                            STRATEGY:   Invests generally in debt securities in
                                        lower rating categories as classified by recognized rating agencies; may also invest up to 20% in common stocks. (May purchase securities subject to repurchase agreements. May invest in certain options and futures.)

                             FOUNDED:   1986

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares

          PER SHARE DATA
For the Six Months Ended March 31, 1997
---------------------------------------
DIVIDENDS PAID                 $0.18
                               =====
NET ASSET VALUE ON
   3/31/97                     $4.14
   9/30/96                      4.14
                               -----
CHANGE PER SHARE               $0.00
                               =====

Past performance is not necessarily indicative of future results.



                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                       ----------     ----------
 1-year period ended 3-31-97                     4.19%         10.54%
 5-year period ended 3-31-97                     8.52%          9.81%
10-year period ended 3-31-97                     7.74%          8.38%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1997, United High Income Fund II, Inc. had net assets totaling $373,375,251 invested in a diversified portfolio of:

   86.34% Corporate Debt Securities
    6.69% Cash and Cash Equivalents
    6.69% Common and Preferred Stocks and Warrants
    0.28% Other Government Security

As a shareholder of United High Income Fund II, Inc., for every $100 you had invested on March 31, 1997, your Fund owned:

  $32.91  Manufacturing Bonds
   18.35  Services Bonds
   17.40  Transportation, Communication, Electric
            and Sanitary Services Bonds
   10.93  Wholesale and Retail Trade Bonds
    6.69  Cash and Cash Equivalents
    6.69  Common and Preferred Stocks and Warrants
    2.33  Mining Bonds
    1.92  Finance, Insurance and Real Estate Bonds
    1.48  Miscellaneous Investing Institutions Bonds
    0.59  Agriculture, Forestry and Fisheries Bonds
    0.43  Contract Construction Bonds
    0.28  Other Government Security

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1997
                                              Shares        Value
COMMON AND PREFERRED STOCKS
 AND WARRANTS
Chemicals and Allied Products - 0.15%
 Carson, Inc.*  ........................    49,000   $    563,500

Communication - 1.40%
 Intermedia Communications
   of Florida, Inc., Preferred (A)*.....    25,000      2,393,750
 Jacor Communications, Inc.*  ..........    25,000        695,300
 Microcell Telecommunications Inc.,
   Conditional Warrants (A)* ...........    20,000         12,500
 Microcell Telecommunications Inc.,
   Warrants (A)*........................    20,000        250,000
 Sinclair Capital, Preferred (A)* ......    15,000      1,470,000
 Young Broadcasting Inc., Class A*  ....    17,000        408,000
   Total ...............................                5,229,550

Depository Institutions - 0.39%
 California Federal Bank, F.S.B.,
   Preferred, Series B .................     5,000        550,000
 California Federal Preferred Capital
   Corporation, Preferred ..............    37,500        909,375
   Total ...............................                1,459,375

Electric, Gas and Sanitary Services - 0.39%
 Consolidated Hydro, Inc.,
   Preferred (A)*  .....................     3,000        190,950
 Consolidated Hydro, Inc.,
  Warrants (A)*  .......................     5,400              5
 El Paso Electric Company, Preferred  ..    11,151      1,232,185
 IntelCom Group Inc., Warrants (A)*  ...     7,425         31,556
   Total ...............................                1,454,696

General Building Contractors - 1.74%
 Walter Industries, Inc.*  .............   482,265      6,480,195

Health Services - 0.38%
 Beverly Enterprises, Inc.*  ...........   100,000      1,425,000

Holding and Other Investment Offices - 0.27%
 National Health Investors, Inc.  ......    27,150      1,007,944

Hotels and Other Lodging Places - 0.08%
 Trump Hotels & Casino Resorts, Inc.*  .    31,250        281,250

Industrial Machinery and Equipment - 0.11%
 Bell & Howell Company*  ...............    18,750        391,406

Lumber and Wood Products - 0.93%
 Triangle Pacific Corp.*  ..............   127,442      3,488,725

Motion Pictures - 0.05%
 Film Roman, Inc.*  ....................   100,000        203,100
            See Notes to Schedule of Investments on pages 18 and 19.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1997

                                            Shares          Value
COMMON AND PREFERRED STOCKS AND
 WARRANTS (Continued)
Printing and Publishing - 0.79%
 K-III Communications Corporation,
   Preferred ...........................    10,000        995,000
 Knight-Ridder, Inc.  ..................    25,000   $    996,875
 Tribune Company  ......................    24,000        972,000
   Total ...............................                2,963,875

Rubber and Miscellaneous Plastics Products - 0.01%
 Plastic Specialties and Technologies,
    Inc.* ..............................    20,000         20,000

TOTAL COMMON AND PREFERRED STOCKS
 AND WARRANTS - 6.69%                                $ 24,968,616
 (Cost: $28,592,652)
                                         Principal
                                         Amount in
                                         Thousands
CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 0.59%
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................   $ 2,000      2,205,000

Amusement and Recreation Services - 4.27%
 American Skiing Company,
   12.0%, 7-15-2006 ....................     2,500      2,550,000
 California Hotel Finance Corporation,
   11.0%, 12-1-2002 ....................     2,250      2,317,500
 Harrah's Operating Company, Inc.,
   10.875%, 4-15-2002 ..................     2,000      2,105,000
 Premier Parks, Inc.,
   12.0%, 8-15-2003 ....................     1,000      1,115,000
 Rio Hotel & Casino, Inc.,
   10.625%, 7-15-2005 ..................     2,000      2,100,000
 Showboat Marina Casino Partnership,
   13.5%, 3-15-2003 ....................     1,500      1,687,500
 Trump Atlantic City Associates,
   11.25%, 5-1-2006 ....................     2,000      1,820,000
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ....................     2,000      2,260,000
   Total ...............................               15,955,000

Apparel and Other Textile Products - 1.35%
 Consoltex Group Inc.,
   11.0%, 10-1-2003 ....................     2,000      2,040,000
 WestPoint Stevens Inc.,
   9.375%, 12-15-2005 ..................     3,000      3,000,000
   Total ...............................                5,040,000

            See Notes to Schedule of Investments on pages 18 and 19.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Auto Repair, Services and Parking - 0.40%
 Safelite Glass Corp.,
   9.875%, 12-15-2006 (A)...............   $ 1,500   $  1,500,000

Business Services - 3.40%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 ...................     1,500      1,575,000
 Alvey Systems, Inc.,
   11.375%, 1-31-2003 ..................     1,000      1,040,000
 Heritage Media Corporation,
   8.75%, 2-15-2006 ....................     1,000      1,040,000
 Katz Media Group, Inc.,
   10.5%, 1-15-2007 (A).................     2,000      2,060,000
 Lamar Advertising Company,
   9.625%, 12-1-2006 ...................     2,000      2,015,000
 Protect One, Convertible,
   6.75%, 9-15-2003 ....................     2,000      1,880,000
 Scotsman Group, Inc.,
   9.5%, 12-15-2000 ....................     1,250      1,256,250
 Shared Technologies Fairchild
   Communications Corp.,
   0.0%, 3-1-2006 (B) ..................     1,000        822,500
 Universal Outdoor, Inc.,
   9.75%, 10-15-2006 ...................     1,000        990,000
   Total ...............................               12,678,750

Chemicals and Allied Products - 3.46%
 Dade International Inc.,
   11.125%, 5-1-2006 ...................     1,000      1,135,000
 Freedom Chemical Company,
   10.625%, 10-15-2006 .................     1,500      1,560,000
 Packard BioScience Company,
   9.375%, 3-1-2007 (A).................     1,000        965,000
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 ..................     1,000      1,007,500
 UCC Investors Holding, Inc.:
   10.5%, 5-1-2002 .....................     5,500      5,995,000
   0.0%, 5-1-2005 (B) ..................     2,500      2,250,000
   Total ...............................               12,912,500

            See Notes to Schedule of Investments on pages 18 and 19.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication - 15.51%
 Adelphia Communications Corporation,
   10.25%, 7-15-2000 ...................   $ 1,250   $  1,212,500
 Allbritton Communications Company,
   9.75%, 11-30-2007 ...................     2,000      1,860,000
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ......................     1,000        965,000
 Argyle Television Operations, Inc.,
   9.75%, 11-1-2005 ....................     3,000      3,120,000
 Brooks Fiber Properties, Inc.:
   0.0%, 3-1-2006 (B) ..................     4,500      2,790,000
   0.0%, 11-1-2006 (B) .................       500        297,500
 Cablevision Systems Corporation,
   10.75%, 4-1-2004 ....................     1,500      1,541,250
 CenCall Communications Corp.,
   0.0%, 1-15-2004 (B)..................     2,500      1,725,000
 COMCAST CELLULAR CORPORATION,
   0.0%, 3-5-2000 ......................     2,200      1,619,750
 Comcast Corporation,
   9.5%, 1-15-2008 .....................     1,750      1,754,375
 Comcast UK Cable Partners Limited,
   0.0%, 11-15-2007 (B) ................     4,000      2,600,000
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (B) ................     1,000        640,000
 Globalstar, L.P., Units,
   11.375%, 2-15-2004 (A)(C)............     1,000        970,000
 IntelCom Group Inc.,
   0.0%, 9-15-2005 (B) .................     2,250      1,507,500
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (B) .................     2,250      1,428,750
 Jacor Communications, Inc.,
   10.125%, 6-15-2006 ..................     1,000      1,015,000
 MFS Communications Company, Inc.:
   0.0%, 1-15-2004 (B) .................     2,475      2,227,500
   0.0%, 1-15-2006 (B) .................     2,500      1,887,500
 Marcus Cable Operating Company, L. P.,
   0.0%, 8-1-2004 (B) ..................     3,500      2,782,500
 Metrocall, Inc.,
   10.375%, 10-1-2007 ..................     1,000        800,000
 Microcell Telecommunications Inc.,
   0.0%, 6-1-2006 (B) ..................     5,000      2,450,000
 Multicanal S.A.,
   9.25%, 2-1-2002 (A)..................     1,000        997,500
 RSL Communications, Ltd., Units,
   12.25%, 11-15-2006 (A)(D) ...........     1,000      1,002,500
 Rifkin Acquisition Partners, L.L.L.P.,
   11.125%, 1-15-2006 ..................     1,500      1,500,000

            See Notes to Schedule of Investments on pages 18 and 19.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Rogers Cantel Inc.,
   9.375%, 6-1-2008 ....................   $ 1,500   $  1,515,000
 Rogers Communications Inc.,
   9.125%, 1-15-2006 ...................     3,000      2,895,000
 SFX Broadcasting, Inc.,
   10.75%, 5-15-2006 ...................     1,500      1,567,500
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (B) .................     3,500      2,310,000
 Sullivan Broadcasting Company, Inc.,
   10.25%, 12-15-2005 ..................       500        502,500
 TV Azteca, S.A. de C.V.:
   10.125%, 2-15-2004 (A)...............     1,250      1,228,125
   10.5%, 2-15-2007 (A).................     1,250      1,228,125
 Teleport Communications Group Inc.:
   9.875%, 7-1-2006 ....................     1,000      1,035,000
   0.0%, 7-1-2007 (B) ..................     3,250      2,177,500
 USA Mobile Communications, Inc. II,
   9.5%, 2-1-2004 ......................     1,000        860,000
 Vanguard Cellular Systems, Inc.,
   9.375%, 4-15-2006 ...................     1,000        985,000
 Videotron Plc,
   0.0%, 8-15-2005 (B) .................     1,750      1,382,500
 WinStar Communications, Inc.,
   0.0%, 10-15-2005 (A)(B)..............     1,000        996,250
 Wireless One, Inc., Units,
   0.0%, 8-1-2006 (B)(E)................     2,000        540,000
   Total ...............................               57,916,625

Depository Institutions - 0.97%
 First Nationwide Holdings Inc.:
   9.125%, 1-15-2003 ...................     2,000      2,000,000
   12.5%, 4-15-2003 ....................     1,500      1,635,000
   Total ...............................                3,635,000

Eating and Drinking Places - 0.68%
 AmeriKing, Inc.,
   10.75%, 12-1-2006 ...................     1,500      1,545,000
 Foodmaker, Inc.,
   9.25%, 3-1-99 .......................     1,000      1,010,000
   Total ...............................                2,555,000

            See Notes to Schedule of Investments on pages 18 and 19.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services - 1.61%
 Allied Waste North America, Inc.,
   10.25%, 12-1-2006 (A)................   $ 1,750   $  1,785,000
 El Paso Electric Company:
   8.9%, 2-1-2006 ......................     2,000      2,084,900
   9.4%, 5-1-2011 ......................     2,000      2,143,960
   Total ...............................                6,013,860

Electronic and Other Electric Equipment - 1.94%
 Advanced Micro Devices, Inc.,
   11.0%, 8-1-2003 .....................     1,000      1,080,000
 Communications & Power Industries, Inc.,
   12.0%, 8-1-2005 .....................     2,000      2,200,000
 Electronic Retailing Systems
   International, Inc., Units,
   0.0%, 2-1-2004 (A)(B)(F).............     1,750      1,196,562
 Harmon Industries, Inc.,
   12.0%, 8-1-2002 .....................     1,635      1,749,450
 Rayovac Corporation,
   10.25%, 11-1-2006 ...................     1,000      1,032,500
   Total ...............................                7,258,512

Engineering and Management Services - 0.75%
 DynCorp,
   9.5%, 3-1-2007 (A)...................     1,000        980,000
 United International Holdings, Inc.,
   0.0%, 11-15-99 ......................     2,500      1,825,000
   Total ...............................                2,805,000

Fabricated Metal Products - 3.22%
 American Safety Razor Company,
   9.875%, 8-1-2005 ....................     2,000      2,060,000
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .....................     5,000      4,975,000
 Nortek, Inc.:
   9.875%, 3-1-2004 ....................     3,000      2,955,000
   9.25%, 3-15-2007(A) .................     1,000        985,000
 U.S. Can Corporation,
   10.125%, 10-15-2006 .................     1,000      1,040,000
   Total ...............................               12,015,000

            See Notes to Schedule of Investments on pages 18 and 19.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Food and Kindred Products - 0.65%
 Coca-Cola FEMSA, S.A. de C.V.,
   8.95%, 11-1-2006 ....................   $ 1,500   $  1,473,750
 Dr Pepper Bottling Holdings, Inc.,
   0.0%, 2-15-2003 (B) .................     1,000        940,000
   Total ...............................                2,413,750

Food Stores - 3.34%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ....................     1,500      1,466,250
 Bruno's, Inc.,
   10.5%, 8-1-2005 .....................     2,000      2,030,000
 Dominick's Finer Foods, Inc.,
   10.875%, 5-1-2005 ...................     1,000      1,075,000
 Jitney-Jungle Stores of America, Inc.,
   12.0%, 3-1-2006 .....................     2,500      2,637,500
 Ralphs Grocery Company,
   11.0%, 6-15-2005 ....................     3,500      3,605,000
 Smith's Food & Drug Centers, Inc.,
   11.25%, 5-15-2007 ...................     1,500      1,642,500
   Total ...............................               12,456,250

Furniture and Fixtures - 1.03%
 Lear Seating Corporation,
   8.25%, 2-1-2002 .....................     4,000      3,860,000

General Building Contractors - 0.43%
 NVR L.P.,
   11.0%, 4-15-2003 ....................     1,500      1,593,750

Health Services - 4.14%
 Abbey Healthcare Group Incorporated,
   9.5%, 11-1-2002 .....................     2,000      2,080,000
 Multicare Companies, Inc. (The),
   12.5%, 7-1-2002 .....................       415        454,425
 Quorum Health Group, Inc.:
   11.875%, 12-15-2002 .................     4,000      4,360,000
   8.75%, 11-1-2005 ....................     2,000      2,020,000
 Regency Health Services, Inc.,
   9.875%, 10-15-2002 ..................     1,000      1,010,000
 Tenet Healthcare Corporation:
   8.0%, 1-15-2005 .....................     1,500      1,458,750
   10.125%, 3-1-2005 ...................     2,000      2,140,000
   8.625%, 1-15-2007 ...................     2,000      1,950,000
   Total ...............................               15,473,175

            See Notes to Schedule of Investments on pages 18 and 19.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Holding and Other Investment Offices - 1.48%
 Grupo Industrial Durango, S.A. de C.V.,
   12.625%, 8-1-2003 ...................   $ 2,000   $  2,170,000
 LTC Properties, Inc., Convertible:
   8.5%, 1-1-2000 ......................     2,000      2,250,000
   8.5%, 1-1-2001 ......................     1,000      1,105,000
   Total ...............................                5,525,000

Hotels and Other Lodging Places - 4.15%
 Boyd Gaming Corporation,
   9.25%, 10-1-2003 ....................     1,250      1,150,000
 Casino America, Inc.,
   12.5%, 8-1-2003 .....................     3,500      3,360,000
 HMC Acquisition Properties, Inc.,
   9.0%, 12-15-2007 ....................     1,500      1,492,500
 Prime Hospitality Corp.:
   9.25%, 1-15-2006 ....................     2,000      2,035,000
   9.75%, 4-1-2007 (A)..................     1,000      1,002,500
 Showboat, Inc.,
   9.25%, 5-1-2008 .....................     4,000      3,960,000
 Station Casinos, Inc.,
   10.125%, 3-15-2006 ..................     1,500      1,440,000
 Wyndham Hotel Corporation,
   10.5%, 5-15-2006 ....................     1,000      1,065,000
   Total ...............................               15,505,000

Industrial Machinery and Equipment - 2.65%
 American Standard Inc.:
   0.0%, 6-1-2005 (B) ..................     4,750      4,512,500
   9.25%, 12-1-2016 ....................     1,500      1,537,500
 Bell & Howell Company,
   10.75%, 10-1-2002 ...................     1,750      1,820,000
 Clark Material Handling Company,
   10.75%, 11-15-2006 ..................     1,000      1,045,000
 Walbro Corporation,
   9.875%, 7-15-2005 ...................     1,000        990,000
   Total ...............................                9,905,000

Instruments and Related Products - 1.52%
 Cole National Group, Inc.,
   9.875%, 12-31-2006 ..................     1,000      1,010,000
 InterCel, Inc., Units,
   0.0%, 2-1-2006 (B)(G)................        18      1,080,625
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .....................     3,500      3,570,000
   Total ...............................                5,660,625

            See Notes to Schedule of Investments on pages 18 and 19.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1997
                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Lumber and Wood Products - 0.72%
 Triangle Pacific Corp.,
   10.5%, 8-1-2003 .....................   $ 2,500   $  2,668,750

Miscellaneous Manufacturing Industries - 0.85%
 Herff Jones, Inc.,
   11.0%, 8-15-2005 ....................     2,000      2,150,000
 Pen-Tab Industries, Inc.,
   10.875%, 2-1-2007 (A)................     1,000      1,015,000
   Total ...............................                3,165,000

Miscellaneous Retail - 1.53%
 Eye Care Centers of America, Inc.,
   12.0%, 10-1-2003 ....................     1,500      1,631,250
 Michaels Stores, Inc.,
   10.875%, 6-15-2006 ..................     2,500      2,575,000
 TravelCenters of America, Inc.,
   10.25%, 4-1-2007 (A).................     1,500      1,496,250
   Total ...............................                5,702,500

Motion Pictures - 0.95%
 Cobb Theatres, L.L.C.,
   10.625%, 3-1-2003 ...................     1,500      1,560,000
 Plitt Theatres, Inc.,
   10.875%, 6-15-2004 ..................     2,000      2,000,000
   Total ...............................                3,560,000

Nondepository Institutions - 0.95%
 GPA Delaware Inc.,
   8.75%, 12-15-98 .....................     3,500      3,552,500

Oil and Gas Extraction - 2.33%
 Falcon Drilling, Inc.,
   9.75%, 1-15-2001 ....................     1,500      1,552,500
 Flores & Rucks, Inc.,
   9.75%, 10-1-2006 ....................     1,000      1,020,000
 Kelley Oil & Gas Corporation,
   10.375%, 10-15-2006 .................     1,500      1,545,000
 Lomak Petroleum, Inc.,
   8.75%, 1-15-2007 ....................     1,000        970,000
 Noble Drilling Corporation,
   9.25%, 10-1-2003 ....................     2,500      2,625,000
 Perez Companc S.A.,
   9.0%, 1-30-2004 (A)..................     1,000        991,250
   Total ...............................                8,703,750

            See Notes to Schedule of Investments on pages 18 and 19.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Paper and Allied Products - 4.14%
 Asia Pulp & Paper Company Ltd,
   11.75%, 10-1-2005 ...................   $ 2,000   $  2,130,000
 Container Corporation of America,
   10.75%, 5-1-2002 ....................     2,000      2,160,000
 Fonda Group, Inc. (The),
   9.5%, 3-1-2007 (A)...................     2,000      1,915,000
 Fort Howard Corporation:
   9.25%, 3-15-2001 ....................     2,000      2,070,000
   11.0%, 1-2-2002 .....................     3,940      4,097,588
 Four M Corporation,
   12.0%, 6-1-2006 .....................     1,000      1,020,000
 Mail-Well Corporation,
   10.5%, 2-15-2004 ....................     1,000      1,045,000
 Radnor Holdings Corporation,
   10.0%, 12-1-2003 (A).................     1,000      1,022,500
   Total ...............................               15,460,088

Personal Services - 0.29%
 Prime Succession Acquisition Corp.,
   10.75%, 8-15-2004 ...................     1,000      1,077,500

Primary Metal Industries - 1.11%
 Commonwealth Aluminum Corporation,
   10.75%, 10-1-2006 ...................     2,000      2,060,000
 Essex Group, Inc.,
   10.0%, 5-1-2003 .....................     2,000      2,080,000
   Total ...............................                4,140,000

Printing and Publishing - 4.14%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 .................     3,000      3,240,000
 Big Flower Press, Inc.,
   10.75%, 8-1-2003 ....................     1,667      1,744,099
 Jordan Industries, Inc.,
   10.375%, 8-1-2003 ...................     4,000      3,940,000
 K-III Communications Corporation,
   8.5%, 2-1-2006 ......................     1,000        970,000
 Viacom International Inc.,
   8.0%, 7-7-2006 ......................     6,000      5,580,000
   Total ...............................               15,474,099

            See Notes to Schedule of Investments on pages 18 and 19.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Rubber and Miscellaneous Plastics Products - 0.98%
 LDM Technologies, Inc.,
   10.75%, 1-15-2007 (A)................   $ 2,000   $  1,990,000
 RBX Corporation,
   11.25%, 10-15-2005 ..................     2,000      1,660,000
   Total ...............................                3,650,000

Stone, Clay and Glass Products - 1.82%
 Owens-Illinois, Inc.:
   10.0%, 8-1-2002 .....................     2,000      2,085,000
   9.75%, 8-15-2004 ....................     4,500      4,725,000
   Total ...............................                6,810,000

Textile Mill Products - 1.88%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006 ....................     1,000      1,042,500
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ....................     4,500      4,972,500
 Glenoit Corporation,
   11.0%, 4-15-2007 (A).................     1,000        996,250
   Total ...............................                7,011,250

Transportation Equipment - 1.45%
 Aetna Industries, Inc.,
   11.875%, 10-1-2006 ..................     1,000      1,060,000
 Greenwich Air Services, Inc.,
   10.5%, 6-1-2006 .....................     2,500      2,875,000
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 ...................     1,500      1,485,000
   Total ...............................                5,420,000

Trucking and Warehousing - 0.28%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ..................     1,000      1,025,000

Wholesale Trade - Durable Goods - 3.68%
 E&S Holdings Corporation,
   10.375%, 10-1-2006 ..................     1,250      1,275,000
 Exide Corporation:
   0.0%, 12-15-2004 (B).................     3,389      3,168,715
   10.0%, 4-15-2005 ....................     3,000      3,000,000
 General Medical Corporation:
   10.875%, 8-15-2003 ..................     3,000      3,341,250
   12.125%, 8-15-2005 ..................     2,682      2,936,482
   Total ...............................               13,721,447

            See Notes to Schedule of Investments on pages 18 and 19.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Wholesale Trade - Nondurable Goods - 1.70%
 Core-Mark International, Inc.,
   11.375%, 9-15-2003 ..................   $ 1,000   $  1,027,500
 Corporate Express, Inc.,
   9.125%, 3-15-2004 ...................     2,000      1,967,500
 LaRoche Industries Inc.,
   13.0%, 8-15-2004 ....................       500        540,000
 United Stationers Supply Co.,
   12.75%, 5-1-2005 ....................     2,500      2,825,000
   Total ...............................                6,360,000

TOTAL CORPORATE DEBT SECURITIES - 86.34%             $322,384,681
 (Cost: $315,295,288)

OTHER GOVERNMENT SECURITY - 0.28%
Argentina
 The Republic of Argentina,
   11.375%, 1-30-2017 ..................     1,000   $  1,047,500
 (Cost: $993,820)

TOTAL SHORT-TERM SECURITIES - 5.53%                  $ 20,649,143
 (Cost: $20,649,143)

TOTAL INVESTMENT SECURITIES - 98.84%                 $369,049,940
 (Cost: $365,530,903)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.16%       4,325,311

NET ASSETS - 100.00%                                 $373,375,251


            See Notes to Schedule of Investments on pages 18 and 19.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1997

Notes to Schedule of Investments
   * No income dividends were paid during the preceding 12 months.
     (A)  As of March 31, 1997, the following restricted securities were owned:
          Shares/
                               Principal
                   Acquisition  Amount                Market
     Security         Date      in 000's  Cost         Value
     --------      ----------- --------------------------------
  Consolidated Hydro, Inc.,
     Preferred         6/15/93     3,000$1,412,143 $   190,950
  Consolidated Hydro, Inc.,
     Warrants          6/15/93     5,400   127,817           5
  IntelCom Group Inc.,
     Warrants           8/3/95     7,425    28,881      31,556
  Intermedia Communications of
     Florida, Inc.,Preferred3/4/9725,000 2,500,000   2,393,750
  Microcell Telecommunications
     Inc., Conditional Warrants  6/13/96    20,000           0   12,500
  Microcell Telecommunications
     Inc., Warrants    6/13/96    20,000   244,988     250,000
  Sinclair Capital,
     Preferred          3/5/97    15,000 1,500,000   1,470,000
  Allied Waste North America, Inc.,
     10.25%, 12-1-2006  11/25/96 $ 1,250 1,250,000   1,275,000
                      12/11/96       500   520,625     510,000
  DynCorp,
     9.5%, 3-1-2007    3/11/97     1,000   994,840     980,000
  Electronic Retailing Systems
     International, Inc., Units,
     0.0%, 2-1-2004    1/21/97     1,750 1,187,953   1,196,562
  Fonda Group, Inc. (The),
     9.5%, 3-1-2007    2/24/97     2,000 2,000,000   1,915,000
  Glenoit Corporation,
     11.0%, 4-15-2007  3/26/97     1,000   998,090     996,250
  Globalstar, L.P., Units,
     11.375%, 2-15-20042/13/97     1,000 1,000,000     970,000
  Katz Media Group, Inc.,
     10.5%, 1-15-2007 12/13/96     2,000 2,000,000   2,060,000
  LDM Technologies, Inc.,
     10.75%, 1-15-2007 1/16/97     2,000 2,000,000   1,990,000
  Multicanal S.A.,
     9.25%, 2-1-2002   1/27/97     1,000   998,020     997,500
  Nortek, Inc.,
     9.25%, 3-15-2007  3/12/97     1,000   994,220     985,000
  Packard BioScience Company,
     9.375%, 3-1-2007  2/21/97     1,000 1,000,000     965,000
  Pen-Tab Industries, Inc.,
     10.875%, 2-1-2007 1/30/97     1,000 1,000,000   1,015,000
  Perez Companc S.A.,
     9.0%, 1-30-2004   1/23/97     1,000 1,000,000     991,250
  Prime Hospitality Corp.,
     9.75%, 4-1-2007   3/21/97     1,000 1,000,000   1,002,500
  RSL Communications, Ltd., Units,
     12.25%, 11-15-20069/30/96     1,000 1,000,000   1,002,500
  Radnor Holdings Corporation,
     10.0%, 12-1-2003  12/2/96     1,000 1,000,000   1,022,500
  Safelite Glass Corp.,
     9.875%, 12-15-200612/13/96    1,000 1,000,000   1,000,000
                        1/6/97       500   514,375     500,000
  TV Azteca, S.A. de C.V.:
     10.125%, 2-15-20041/31/97     1,250 1,248,375   1,228,125
     10.5%, 2-15-2007  1/31/97     1,250 1,250,000   1,228,125
  TravelCenters of America, Inc.,
     10.25%, 4-1-2007  3/24/97     1,500 1,500,000   1,496,250
  WinStar Communications, Inc.,
     0.0%, 10-15-2005  3/13/97     1,000 1,000,000     996,250
                                        ----------------------
                                        $32,270,327$30,671,573
                                        ======================
     The total market value of restricted securities represents approximately 8.21% of the total net assets at March 31, 1997.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND II, INC.
MARCH 31, 1997

Notes to Schedule of Investments (Continued)

(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(C) Each Unit consist of $1,000 principal amount of 11.375% senior notes due 2004 and a warrant to purchase 2.0645 shares of common stock.

(D) Each Unit consists of $1,000 principal amount of 12.25% senior notes due 2006 and one warrant to purchase 1.815 shares of Class A common stock.

(E) Each Unit consists of $1,000 principal amount of 13.5% senior discount notes due 2006 and a warrant to purchase 2.274 shares of common stock.

(F) Each Unit consists of $1,000 principal amount of 13.25% senior discount notes due 2004 and a warrant to purchase 17.23 shares of common stock.

(G) Each Unit consists of 10 $1,000 principal amount of 12.0% senior discount notes due 2/1/2006 and 32 warrants. Each warrant entitles the holder to purchase one share of common stock.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997

Assets
 Investment securities -- at value (Notes 1 and 3)   $369,049,940
 Cash  .............................................       69,061
 Receivables:
   Interest and dividends ..........................    7,423,280
   Fund shares sold ................................      319,666
 Prepaid insurance premium  ........................       12,827
                                                     ------------
    Total assets  ..................................  376,874,774
                                                     ------------
Liabilities
 Payable for Fund shares redeemed  .................    1,987,791
 Payable for investment securities purchased  ......      998,090
 Dividends payable  ................................      332,730
 Accrued service fee (Note 2)  .....................      111,025
 Accrued transfer agency and dividend
   disbursing (Note 2) .............................       55,698
 Accrued management fee (Note 2)  ..................        5,661
 Accrued accounting services fee (Note 2)  .........        5,000
 Other  ............................................        3,528
                                                     ------------
    Total liabilities  .............................    3,499,523
                                                     ------------
      Total net assets ............................. $373,375,251
                                                     ============
Net Assets
 $1.00 par value capital stock
   Capital stock ................................... $ 90,163,155
   Additional paid-in capital ......................  326,466,069
 Accumulated undistributed gain (loss):
   Accumulated undistributed net realized
    loss on investment transactions  ...............  (46,773,010)
   Net unrealized appreciation in value of
    investments  ...................................    3,519,037
                                                     ------------
    Net assets applicable to outstanding
      units of capital ............................. $373,375,251
                                                     ============
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................        $4.14
 Class Y  ..........................................        $4.14
Capital shares outstanding
 Class A  ..........................................   89,817,110
 Class Y  ..........................................      346,045
Capital shares authorized ..........................  400,000,000


                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended MARCH 31, 1997

Investment Income
 Income (Note 1B):
   Interest and amortization .......................  $17,503,506
   Dividends .......................................      258,855
                                                      -----------
    Total income  ..................................   17,762,361
                                                      -----------
 Expenses (Note 2):
   Investment management fee .......................    1,034,682
   Transfer agency and dividend disbursing - Class A      305,670
   Service fee - Class A ...........................      291,530
   Accounting services fee .........................       30,000
   Audit fees ......................................       12,266
   Custodian fees ..................................        9,434
   Legal fees ......................................        5,809
   Shareholder servicing - Class Y..................        1,085
   Other ...........................................       72,528
                                                      -----------
    Total expenses  ................................    1,763,004
                                                      -----------
      Net investment income ........................   15,999,357
                                                      -----------

Realized and Unrealized Gain (Loss) on
 Investments (Notes 1 and 3 )
 Realized net gain on investments  .................    3,052,128

 Unrealized depreciation in value of investments
   during the period ...............................   (2,829,513)
                                                      -----------
   Net gain on investments .........................      222,615
                                                      -----------
    Net increase in net assets resulting
      from operations ..............................  $16,221,972
                                                      ===========


                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                           For the      For the
                                          six months  fiscal year
                                             ended      ended
                                          March 31, September 30,
                                             1997        1996
Increase in Net Assets                  ------------ ------------
 Operations:
   Net investment income ...............$ 15,999,357 $ 31,556,885
   Realized net gain (loss) on
    investments   ......................   3,052,128     (308,086)
   Unrealized appreciation (depreciation) (2,829,513)   9,597,709
                                        ------------ ------------
    Net increase in net assets
      resulting from operations ........  16,221,972   40,846,508
                                        ------------ ------------
 Dividends to shareholders from
   net investment income (Note 1D):*
   Class A ............................. (15,936,765) (31,472,032)
   Class Y .............................     (62,592)    (82,378)
                                        ------------ ------------
                                         (15,999,357) (31,554,410)
                                        ------------ ------------
 Capital share transactions:
   Proceeds from sale of shares
    Class A (3,798,911 and 6,019,156
      shares, respectively) ............  15,965,546   24,540,706
    Class Y (7,622 and 399,081
      shares, respectively) ............      31,708    1,655,574
   Proceeds from reinvestment of
    dividends
    Class A (3,399,917 and 6,888,364
      shares, respectively) ............  14,253,008   28,126,443
    Class Y (14,539 and 19,867
      shares, respectively) ............      60,953       81,059
   Payments for shares redeemed
    Class A (6,327,975 and 15,121,588
      shares, respectively) ............ (26,567,922) (61,675,274)
    Class Y (74,784 and 20,280
      shares, respectively) ............    (309,675)    (83,233)
                                        ------------ ------------
    Net increase (decrease) in net assets
      resulting from capital
      share transactions ...............   3,433,618   (7,354,725)
                                        ------------ ------------
      Total increase ...................   3,656,233    1,937,373
Net Assets
 Beginning of period  .................. 369,719,018  367,781,645
                                        ------------ ------------
 End of period  ........................$373,375,251 $369,719,018
                                        ============ ============
   Undistributed net investment
    income  ............................        $---         $---
                                                ====         ====
                 *See "Financial Highlights" on pages    -   .
                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:
                    For the
                      six         For the fiscal year ended
                     months              September 30,
                     ended   ------------------------------------
                    3/31/97    1996   1995    1994   1993    1992
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period ............  $4.14   $4.03  $3.96   $4.21  $4.06   $3.75
                      -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........   0.18    0.35   0.35    0.35   0.36    0.39
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.00    0.11   0.07   (0.25)  0.15    0.31
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......   0.18    0.46   0.42    0.10   0.51    0.70
                      -----   -----  -----   -----  -----   -----
Less dividends declared
 from net investment
 income ............  (0.18)  (0.35) (0.35)  (0.35) (0.36)  (0.39)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $4.14   $4.14  $4.03   $3.96  $4.21   $4.06
                      =====   =====  =====   =====  =====   =====
Total return* ......   4.32%  11.90% 11.25%   2.31% 13.07%  19.31%
Net assets, end of
 period (000
 omitted)  .........$371,942$368,069$367,782$362,643$380,819$345,376
Ratio of expenses to
 average net assets    0.94%** 0.95%  0.89%   0.88%  0.80%   0.82%
Ratio of net investment
 income to average
 net assets  .......   8.54%** 8.60%  8.93%   8.41%  8.64%   9.79%
Portfolio turnover
 rate  .............  31.66%  55.64% 26.82%  47.05% 69.24%  80.28%

  *Total return calculated without taking into account the sales load deducted on an initial purchase.
 **Annualized.
                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:


                    For the        For the
                        six         period
                     months        from 2/27/96*
                      ended        through
                    3/31/97        9/30/96
                   --------        --------
Net asset value,
 beginning of period  $4.14          $4.15
                      -----          -----
Income from investment
 operations:
 Net investment
   income ..........   0.18           0.21
 Net realized and
   unrealized gain (loss)
   on investments...   0.00          (0.01)
                      -----          -----
Total from investment
 operations ........   0.18           0.20
                      -----          -----
Less dividends declared
 from net investment
 income ............  (0.18)         (0.21)
                      -----          -----
Net asset value,
 end of period .....  $4.14          $4.14
                      =====          =====
Total return .......   4.40%          5.00%
Net assets, end of
 period (000
 omitted)  ......... $1,433         $1,650
Ratio of expenses
 to average net
 assets ............   0.77%**        0.77%**
Ratio of net
 investment income
 to average net
 assets ............   8.72%**        8.83%**
Portfolio
 turnover rate .....  31.66%         55.64%**

  *Commencement of operations.
 **Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND II, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997

NOTE 1 -- Significant Accounting Policies

     United High Income Fund II, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed-income securities, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotation system) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $15.0 billion of combined net assets at March 31, 1997) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and
 .36% of that amount over $12 billion.  The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level          Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 10,000
           From $   25 to $   50          $ 20,000
           From $   50 to $  100          $ 30,000
           From $  100 to $  200          $ 40,000
           From $  200 to $  350          $ 50,000
           From $  350 to $  550          $ 60,000
           From $  550 to $  750          $ 70,000
           From $  750 to $1,000          $ 85,000
                $1,000 and Over           $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $522,869, out of which W&R paid sales commissions of $300,459 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $7,846, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $110,975,506 while proceeds from maturities and sales aggregated $115,812,179. Purchases of short-term securities aggregated $168,478,532 while proceeds from maturities and sales aggregated $160,700,277. No U.S. Government securities were bought or sold during the period ended March 31, 1997.

     For Federal income tax purposes, cost of investments owned at March 31, 1997 was $365,071,019, resulting in net unrealized appreciation of $3,978,921, of which $12,050,420 related to appreciated securities and $8,071,499 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized net capital losses of $7,783,310 during its fiscal year ended September 30, 1996, which included losses of $8,672,751 deferred from the year ended September 30, 1995 (see discussion below). Capital loss carryforwards aggregated $50,009,569 at September 30, 1996, and are available to offset future realized capital gain net income for Federal income tax purposes through September 30, 1997; $49,637,018 of this amount is available through September 30, 1998; $48,332,059 is available through September 30, 1999; $16,403,059 is available through September 30, 2000; $8,173,389 is available through September 30, 2003; and $7,783,310 is available through September 30, 2004.

     Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses incurred between each November 1 and the end of its next fiscal year ("post-October losses"). From November 1, 1994 through September 30, 1995, the Fund incurred net capital losses of $8,672,751, which have been deferred to the fiscal year ended September 30, 1996.

NOTE 5 -- Commencement of Multiclass Operations

     On January 12, 1996, the Fund was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund. The Fund commenced multiclass operations on February 27, 1996.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United High Income Fund II, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United High Income Fund II, Inc. (the "Fund") as of March 31, 1997, the related statements of operations and changes in net assets for the six-month period then ended, and the financial highlights for the six-month period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit. The financial statements and the financial highlights of the Fund for each of the periods presented in the five-year period ended September 30, 1996 were audited by other auditors whose report, dated November 8, 1996, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1997 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the United High Income Fund II, Inc. as of March 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the six-month period then ended in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
May 9, 1997

DIRECTORS

Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona

OFFICERS

Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Louise D. Rieke, Vice President
Carl E. Sturgeon, Vice President




To all IRA Planholders:
As required by law, income tax will automatically be withheld from any distribution or withdrawal from an IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.




















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1015SA(3-97)

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